THE PRUDENTIAL SERIES FUND
655 BROAD STREET
NEWARK, NJ 07102

November 12, 2021

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C. 20549-1004

Re:  The Prudential Series Fund

Registration Statement on Form N-14 (File No. 811-03623)

Commissioners:

On behalf of the The Prudential Series Fund (the “Trust”), a Delaware statutory trust, we are hereby filing a Registration Statement of Form N-14/A in connection with the special meetings of shareholders (each, a “Meeting” and collectively, the “Meetings”) of  the portfolios listed below, each a series of the Advanced Series Trust:

AST BlackRock Corporate Bond Portfolio;
AST PIMCO Corporate Bond Portfolio;
AST Prudential Corporate Bond Portfolio;
AST T. Rowe Price Corporate Bond; and
AST Western Asset Corporate Bond Portfolio.

At each Meeting, shareholders will be asked to vote to approve or disapprove the acquisition by the PSF PGIM Total Return Bond Portfolio of the assets and liabilities of the applicable portfolio.  These materials include the notice of the Meetings, the prospectus/proxy statement and the form of voting instruction card for each portfolio listed above.

Please do not hesitate to contact the undersigned at (973) 420-6867 if you have questions or comments or if you require further information.

Very truly yours,

/s/ Melissa Gonzalez
Melissa Gonzalez